Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Registrant Name	NewLead Holdings Ltd.
Entity Central Index Key	0001322587
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2013